UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08287

Cohen & Steers Realty Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2010

Item 1. Schedule of Investments

COHEN & STEERS REALTY INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value

COMMON STOCK 95.0%
FINANCIAL—BANK 0.2%
SJB Escrow Corp., Class A, 144A (a),(b),(c),(d)	44,900	$898,000
REAL ESTATE 94.8%
DIVERSIFIED 4.9%
Forest City Enterprises (d)	367,952	5,302,188
Lexington Realty Trust	505,215	3,288,950
Vornado Realty Trust	180,644	13,674,751
		22,265,889
HEALTH CARE 10.5%
Assisted Living Concepts (d)	72,760	2,389,438
Brookdale Senior Living (d)	421,353	8,776,783
Emeritus Corp. (d)	59,185	1,204,415
HCP	346,454	11,432,982
LTC Properties	122,410	3,312,415
Nationwide Health Properties	185,633	6,525,000
Omega Healthcare Investors	167,200	3,258,728
Senior Housing Properties Trust	204,499	4,529,653
Ventas	140,006	6,647,485
		48,076,899
HOTEL 8.7%
Chesapeake Lodging Trust (d)	119,020	2,317,319
Gaylord Entertainment Co. (d)	120,802	3,538,290
Hersha Hospitality Trust	796,605	4,126,414
Hospitality Properties Trust	286,187	6,854,179
Host Hotels & Resorts	1,214,272	17,789,085
Strategic Hotels & Resorts (d)	158,100	671,925
Sunstone Hotel Investors (d)	431,718	4,822,290
		40,119,502

	Number of Shares	Value

INDUSTRIAL 5.3%
EastGroup Properties	112,338	$4,239,636
ProLogis	1,430,532	18,883,023
Segro PLC (United Kingdom)	228,655	1,108,960
		24,231,619
OFFICE 11.3%
BioMed Realty Trust	66,047	1,092,417
Boston Properties	178,955	13,500,365
BR Properties SA (Brazil)(d)	320,482	2,328,353
Brookfield Properties Corp.	158,704	2,437,694
Douglas Emmett	214,090	3,290,563
DuPont Fabros Technology	97,854	2,112,668
Kilroy Realty Corp.	78,440	2,419,090
Liberty Property Trust	268,428	9,110,446
Mack-Cali Realty Corp.	162,488	5,727,702
SL Green Realty Corp.	171,751	9,836,180
		51,855,478
OFFICE/INDUSTRIAL 1.2%
PS Business Parks	102,901	5,494,913

	Number of Shares	Value

RESIDENTIAL 15.1%
APARTMENT 13.7%
Apartment Investment & Management Co.	252,224	$4,643,444
Associated Estates Realty Corp.	345,508	4,764,555
AvalonBay Communities	102,776	8,874,708
BRE Properties	187,500	6,703,125
Camden Property Trust	159,953	6,658,843
Colonial Properties Trust	243,817	3,140,363
Education Realty Trust	392,340	2,252,032
Equity Residential	265,536	10,395,734
Melcor Developments Ltd. (Canada)	203,113	2,315,806
Post Properties	160,471	3,533,572
UDR	467,039	8,238,568
Unite Group PLC (United Kingdom)(d)	288,885	1,131,466
		62,652,216
MANUFACTURED HOME 1.4%
Equity Lifestyle Properties	94,329	5,082,446
Parkbridge Lifestyles Communities (Canada)(d)	269,444	1,472,372
		6,554,818
TOTAL RESIDENTIAL		69,207,034
SELF STORAGE 8.2%
Extra Space Storage	258,035	3,271,884
Public Storage	276,100	25,398,439
Sovran Self Storage	132,696	4,625,782
U-Store-It Trust	615,235	4,429,692
		37,725,797

	Number of Shares	Value

SHOPPING CENTER 23.5%
COMMUNITY CENTER 10.7%
Developers Diversified Realty Corp.	628,241	$7,645,693
Federal Realty Investment Trust	126,006	9,174,497
Kimco Realty Corp.	682,244	10,670,296
Ramco-Gershenson Properties Trust	300,162	3,379,824
Regency Centers Corp.	232,969	8,729,349
Urstadt Biddle Properties	203,010	3,209,588
Weingarten Realty Investors	300,722	6,483,566
		49,292,813
REGIONAL MALL 12.8%
Macerich Co.	234,375	8,978,906
Simon Property Group	590,856	49,572,819
		58,551,725
TOTAL SHOPPING CENTER		107,844,538
SPECIALTY 6.1%
Digital Realty Trust	65,001	3,523,054
Plum Creek Timber Co.	220,451	8,577,748
Rayonier	257,190	11,684,142
Weyerhaeuser Co.	93,600	4,237,272
		28,022,216
TOTAL REAL ESTATE		434,843,885
TOTAL COMMON STOCK (Identified cost—$314,131,470)		435,741,885
PREFERRED SECURITIES—$25 PAR VALUE 3.9%
DIVERSIFIED 1.4%
Capital Lease Funding, 8.125%, Series A	100,000	2,471,000
Forest City Enterprises, 7.375%	60,000	1,290,000
Lexington Realty Trust, 6.50%, Series C ($50 par value)	35,950	1,356,753
Lexington Realty Trust, 7.55%, Series D	59,250	1,318,313
		6,436,066

		Number of Shares	Value

HOTEL 0.3%
Ashford Hospitality Trust, 8.45%, Series D		58,000	$1,278,320
OFFICE 0.3%
Maguire Properties, 7.625%, Series A (d)		100,020	1,505,301
OFFICE/INDUSTRIAL 0.2%
PS Business Parks, 7.375%, Series O		44,475	1,069,179
RESIDENTIAL—APARTMENT 0.3%
Alexandria Real Estate Equities, 7.00%, Series D		60,000	1,366,200
SHOPPING CENTER 1.1%
COMMUNITY CENTER 0.6%
Developers Diversified Realty Corp., 8.00%, Series G		110,000	2,648,800
REGIONAL MALL 0.5%
CBL & Associates Properties, 7.375%, Series D		99,992	2,132,829
TOTAL SHOPPING CENTER			4,781,629
SPECIALTY 0.3%
Entertainment Properties Trust, 9.00%, Series E		50,000	1,306,000
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$14,127,860)			17,742,695
SHORT-TERM INVESTMENTS 2.3%
MONEY MARKET FUNDS
Federated Government Obligations Fund, 0.02%(e)		5,250,038	5,250,038
State Street Institutional Liquid Reserves Fund, 0.13%(e)		5,250,193	5,250,193
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$10,500,231)			10,500,231

TOTAL INVESTMENTS (Identified cost—$338,759,561)	101.2%		463,984,811

LIABILITIES IN EXCESS OF OTHER ASSETS	(1.2)		(5,596,094)

NET ASSETS	100.0%		$458,388,717

Note: Percentages indicated are based on the net assets of the Fund.

(a) Illiquid security.  Aggregate holdings equal 0.2% of net assets of the Fund.

(b) Fair valued security.  This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors.  Aggregate fair value securities represent 0.2% of net assets of the Fund.

(c) Resale is restricted to qualified institutional investors. Aggregate holdings equal 0.2% of net assets of the Fund.

(d) Non-income producing security.

(e) Rate quoted represents the seven day yield of the fund.

Cohen & Steers Realty Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges.  In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business.  Over-the-counter options quotations are provided by the respective counterparty.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the advisor determines that the bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Cohen & Steers Realty Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS - (Continued)

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value.  Investments in open-end mutual funds are valued at their closing net asset value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock -Financial - Bank	$898,000	$—	$—	$898,000
Common Stock — Real Estate	434,843,885	434,843,885	—	—
Preferred Securities - $25 Par Value	17,742,695	17,742,695	—	—
Money Market Funds	10,500,231	—	10,500,231	—
Total Investments	$463,984,811	$452,586,580	$10,500,231	$898,000

Cohen & Steers Realty Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS - (Continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of December 31, 2009	$—
Net purchases	898,000
Balance as of March 31, 2010	$898,000

Investments classified as Level 3 infrequently trade and have significant unobservable inputs. The Level 3 common stock has been fair valued utilizing inputs and assumptions which include book value, recent comparables in similar securities, as well as liquidity and market risk factors.

Note 2. Income Tax Information

As of March 31, 2010, the federal tax cost and net unrealized appreciation on securities were as follows:

Cost for federal income tax purposes	$338,759,561
Gross unrealized appreciation	$125,906,738
Gross unrealized depreciation	(681,488)
Net unrealized appreciation	$125,225,250

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REALTY INCOME FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: June 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and principal executive officer		Title: Treasurer and principal financial officer

Date: June 1, 2010